TRADE AND OTHER PAYABLES (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)
TRADE AND OTHER PAYABLES (Details) [Line Items]
Trade payables settlement term	90 days
Other payables	$ 38,256	RM 155,706		$ 650,000
Third Parties [Member]
TRADE AND OTHER PAYABLES (Details) [Line Items]
Other payables			$ 506,191
Interest-bearing per annum percent			8.00%	8.00%